Noncontrolling Interest - Schedule of group's ownership in its subsidiary on the group's equity (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Noncontrolling Interest
Net Income (Loss)	¥ (306,810,286)	¥ 35,517,634	¥ (75,422,408)
Transfers to noncontrolling interest
Decrease in DouYu's additional paid-in capital due to additional capital contribution in DouYu Japan			(14,992,166)
Net transfers to noncontrolling interest			(14,992,166)
Change from net (loss) income attribute to DouYu and transfers to noncontrolling interest	¥ (306,810,286)	¥ 35,517,634	¥ (90,414,574)